Dean Small Cap Value Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
COMMON STOCKS — 95.30% Shares Fair Value
Consumer Discretionary — 13.30%
American Woodmark Corp.
(a)
50,265 $ 2,455,948
Carter's, Inc. 18,499 1,380,210
Fox Factory Holding Corp.
(a)
8,519 777,188
Hooker Furniture Corp. 73,389 1,372,374
Johnson Outdoors, Inc., Class A 31,887 2,108,369
Medifast, Inc. 7,546 870,431
Methode Electronics, Inc. 46,370 2,057,437
Miller Industries, Inc. 92,132 2,456,239
Standard Motor Products, Inc. 157,001 5,463,635
TRI Pointe Group, Inc.
(a)
306,457 5,697,036
Wendy's Co. (The) 93,714 2,120,748
26,759,615
Consumer Staples — 7.48%
Cal-Maine Foods, Inc. 86,046 4,685,205
Fresh Del Monte Produce, Inc. 17,161 449,447
John B. Sanfilippo & Son, Inc. 62,435 5,077,213
Lancaster Colony Corp. 18,865 3,722,065
Sprouts Farmers Market, Inc.
(a)
34,686 1,122,786
15,056,716
Energy — 1.18%
World Fuel Services Corp. 86,533 2,364,947
Financials — 22.62%
Associated Banc-Corp. 40,163 927,364
Camden National Corp. 114,161 4,759,372
Capitol Federal Financial, Inc. 134,486 1,163,304
Cathay General Bancorp 42,354 1,727,620
Diamond Hill Investment Group, Inc. 13,875 2,567,152
Employers Holdings, Inc. 117,203 5,054,965
Federated Hermes, Inc., Class B 37,486 1,361,117
Nelnet, Inc., Class A 41,867 3,799,431
QCR Holdings, Inc. 52,455 2,603,866
Safety Insurance Group, Inc. 51,725 4,358,349
Stewart Information Services Corp. 83,491 3,567,570
StoneX Group, Inc.
(a)
12,536 1,194,681
Washington Federal, Inc. 150,673 5,055,078
Washington Trust Bancorp, Inc. 66,087 3,117,985
Waterstone Financial, Inc. 184,994 3,189,297
White Mountains Insurance Group Ltd. 730 1,032,461
45,479,612
Health Care — 4.78%
Haemonetics Corp.
(a)
7,911 622,200
National Healthcare Corp. 65,113 3,874,224
Perrigo Co. PLC 36,025 1,228,092
Prestige Consumer Healthcare, Inc.
(a)
62,070 3,885,582
9,610,098

Dean Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 95.30% - continued Shares Fair Value
Industrials — 15.82%
Advanced Energy Industries, Inc. 8,276 $ 709,915
Allison Transmission Holdings, Inc. 16,674 693,638
Argan, Inc. 155,784 5,745,314
AZZ, Inc. 85,925 3,454,185
Brady Corp., Class A 120,124 5,657,840
Federal Signal Corp. 46,005 2,137,853
Heartland Express, Inc. 341,265 5,235,005
Kennametal, Inc. 41,015 986,821
Mueller Water Products, Inc. 130,348 1,402,544
Preformed Line Products Co. 4,990 415,617
Werner Enterprises, Inc. 133,877 5,389,889
31,828,621
Materials — 4.34%
Alamos Gold, Inc., Class A 339,683 3,434,195
NewMarket Corp. 2,799 870,797
Sensient Technologies Corp. 16,430 1,198,076
SSR Mining, Inc. 83,977 1,315,920
Stepan Co. 18,013 1,917,663
8,736,651
Real Estate — 6.90%
Alexander's, Inc. 3,773 830,286
CareTrust REIT, Inc. 29,331 544,970
Cousins Properties, Inc. 104,181 2,634,737
CTO Realty Growth, Inc. 29,575 540,631
Equity Commonwealth 164,425 4,105,692
Getty Realty Corp. 90,915 3,077,473
Universal Health Realty Income Trust 45,153 2,155,153
13,888,942
Technology — 8.27%
Benchmark Electronics, Inc. 92,862 2,478,487
CSG Systems International, Inc. 60,610 3,466,892
MAXIMUS, Inc. 59,149 4,337,396
NextGen Healthcare, Inc.
(a)
47,344 889,120
Plexus Corp.
(a)
9,128 939,545
Vishay Intertechnology, Inc. 209,944 4,528,492
16,639,932
Utilities — 10.61%
American States Water Co. 49,413 4,573,174
Avista Corp. 77,649 3,442,957
Northwest Natural Holding Co. 13,631 648,699
NorthWestern Corp. 54,281 3,221,035
Portland General Electric Co. 108,075 5,295,674
Southwest Gas Holdings, Inc. 11,806 730,555

Dean Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 95.30% - continued Shares Fair Value
Utilities — 10.61% - continued
Spire, Inc. 49,778 $ 3,427,713
21,339,807
Total Common Stocks (Cost $184,821,689) 191,704,941
Total Investments — 95.30% (Cost $184,821,689) 191,704,941
Other Assets in Excess of Liabilities — 4.70% 9,456,590
NET ASSETS — 100.00% $ 201,161,531
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
COMMON STOCKS — 95.15% Shares Fair Value
Communications — 3.23%
Omnicom Group, Inc. 17,005 $ 1,387,098
Take-Two Interactive Software, Inc.
(a)
9,759 1,016,205
2,403,303
Consumer Discretionary — 11.58%
AutoZone, Inc.
(a)
628 1,548,761
BorgWarner, Inc. 27,681 1,114,160
Genuine Parts Co. 8,164 1,416,536
Masco Corp. 20,870 974,003
PulteGroup, Inc. 21,981 1,000,795
Skechers U.S.A., Inc., Class A
(a)
27,391 1,149,052
Ulta Beauty, Inc.
(a)
3,043 1,427,380
8,630,687
Consumer Staples — 9.31%
BJ's Wholesale Club Holdings, Inc.
(a)
18,986 1,256,114
Casey's General Stores, Inc. 5,990 1,343,856
Conagra Brands, Inc. 35,363 1,368,548
Flowers Foods, Inc. 49,034 1,409,237
Tyson Foods, Inc., Class A 16,135 1,004,404
US Foods Holding Corp.
(a)
16,280 553,846
6,936,005
Energy — 3.51%
Baker Hughes Co. 41,160 1,215,455
Pioneer Natural Resources Co. 6,135 1,401,172
2,616,627
Financials — 16.03%
Allstate Corp. (The) 8,889 1,205,348
Ameriprise Financial, Inc. 4,396 1,368,783
Assurant, Inc. 8,068 1,008,984
Fifth Third Bancorp 34,831 1,142,805
Globe Life, Inc. 13,044 1,572,454
Raymond James Financial, Inc. 16,087 1,718,895
Regions Financial Corp. 59,807 1,289,439
Reinsurance Group of America, Inc. 8,454 1,201,229
W.R. Berkley Corp. 19,807 1,437,395
11,945,332
Health Care — 6.71%
Chemed Corp. 2,319 1,183,687
Encompass Health Corp. 22,319 1,334,900
Quest Diagnostics, Inc. 8,164 1,277,176
Zimmer Biomet Holdings, Inc. 9,420 1,201,050
4,996,813
Industrials — 16.59%
Curtiss-Wright Corp. 8,551 1,427,932
Dover Corp. 7,778 1,053,219
FTI Consulting, Inc.
(a)
7,681 1,219,743

Dean Mid Cap Value Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 95.15% - continued Shares Fair Value
Industrials — 16.59% - continued
Hubbell, Inc. 5,797 $ 1,360,440
ITT, Inc. 15,314 1,241,965
Littelfuse, Inc. 4,928 1,085,146
MSC Industrial Direct Co., Inc., Class A 14,879 1,215,614
nVent Electric PLC 39,227 1,509,062
Regal Rexnord Corp. 4,493 539,070
Republic Services, Inc. 10,483 1,352,202
Stanley Black & Decker, Inc. 4,783 359,299
12,363,692
Materials — 7.20%
Avery Dennison Corp. 6,135 1,110,435
Eagle Materials, Inc. 7,391 981,894
Eastman Chemical Co. 8,937 727,829
FMC Corp. 11,401 1,422,846
Steel Dynamics, Inc. 11,449 1,118,567
5,361,571
Real Estate — 8.58%
CBRE Group, Inc., Class A
(a)
15,169 1,167,406
Cousins Properties, Inc. 37,681 952,952
Essex Property Trust, Inc. 5,894 1,249,057
Regency Centers Corp. 14,348 896,750
STAG Industrial, Inc. 37,053 1,197,183
Welltower, Inc. 14,203 931,007
6,394,355
Technology — 3.10%
Arrow Electronics, Inc.
(a)
10,097 1,055,843
Broadridge Financial Solutions, Inc. 9,324 1,250,628
2,306,471
Utilities — 9.31%
Ameren Corp. 15,411 1,370,346
Atmos Energy Corp. 13,382 1,499,721
CenterPoint Energy, Inc. 46,860 1,405,331
CMS Energy Corp. 22,609 1,431,828
Xcel Energy, Inc. 17,488 1,226,084
6,933,310
Total Common Stocks (Cost $56,769,348) 70,888,166
Total Investments — 95.15% (Cost $56,769,348) 70,888,166
Other Assets in Excess of Liabilities — 4.85% 3,611,157
NET ASSETS — 100.00% $ 74,499,323
(a) Non-income producing security.

Dean Equity Income Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
COMMON STOCKS — 95.72% Shares Fair Value
Communications — 8.62%
BCE, Inc. 21,864 $ 960,923
Omnicom Group, Inc. 13,751 1,121,669
Verizon Communications, Inc. 25,294 996,583
3,079,175
Consumer Discretionary — 4.73%
Advance Auto Parts, Inc. 4,385 644,727
Genuine Parts Co. 2,446 424,405
Whirlpool Corp. 4,385 620,302
1,689,434
Consumer Staples — 11.03%
Altria Group, Inc. 21,536 984,411
Flowers Foods, Inc. 25,175 723,530
Kimberly-Clark Corp. 6,204 842,193
PepsiCo, Inc. 3,311 598,165
Philip Morris International, Inc. 7,845 793,992
3,942,291
Energy — 7.40%
Chevron Corp. 7,010 1,258,225
EOG Resources, Inc. 3,997 517,691
Kinder Morgan, Inc. 48,113 869,883
2,645,799
Financials — 18.05%
BlackRock, Inc. 835 591,706
Canadian Imperial Bank of Commerce 14,377 581,550
JPMorgan Chase & Co. 5,220 700,002
MetLife, Inc. 7,248 524,538
PNC Financial Services Group, Inc. (The) 4,265 673,614
Principal Financial Group, Inc. 9,217 773,491
Prudential Financial, Inc. 7,904 786,132
T. Rowe Price Group, Inc. 9,038 985,684
U.S. Bancorp 19,150 835,132
6,451,849
Health Care — 10.50%
Amgen, Inc. 3,579 939,989
Bristol-Myers Squibb Co. 6,681 480,698
Johnson & Johnson 3,341 590,188
Merck & Co., Inc. 9,664 1,072,220
Pfizer, Inc. 13,035 667,913
3,751,008
Industrials — 8.26%
Fastenal Co. 7,576 358,496
Lockheed Martin Corp. 1,611 783,735
Stanley Black & Decker, Inc. 4,713 354,041
Union Pacific Corp. 2,595 537,347

Dean Equity Income Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 95.72% - continued Shares Fair Value
Industrials — 8.26% - continued
United Parcel Service, Inc., Class B 5,280 $ 917,875
2,951,494
Materials — 4.01%
Air Products and Chemicals, Inc. 2,207 680,330
Packaging Corp. of America 5,876 751,599
1,431,929
Real Estate — 5.01%
Digital Realty Trust, Inc. 7,248 726,757
Essex Property Trust, Inc. 2,535 537,217
Lamar Advertising Co., Class A 5,578 526,563
1,790,537
Technology — 9.09%
Broadcom, Inc. 1,581 883,984
Cisco Systems, Inc. 18,911 900,920
Intel Corp. 15,540 410,722
Paychex, Inc. 4,594 530,883
Texas Instruments, Inc. 3,162 522,426
3,248,935
Utilities — 9.02%
American Electric Power Co., Inc. 7,994 759,030
Dominion Energy, Inc. 9,366 574,323
Duke Energy Corp. 9,426 970,784
National Fuel Gas Co. 5,876 371,951
WEC Energy Group, Inc. 5,846 548,121
3,224,209
Total Common Stocks (Cost $34,609,836) 34,206,660
Total Investments — 95.72% (Cost $34,609,836) 34,206,660
Other Assets in Excess of Liabilities — 4.28% 1,531,176
NET ASSETS — 100.00% $ 35,737,836